Business Combination - Schedule of Business Combination and PIPE Financing (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Business Combination and PIPE Financing [Line Items]
DMY trust account, net of redemptions	$ 11,023,213
PIPE financing proceeds	108,696,968
Less: transaction expenses paid in cash	(21,552,549)
Net cash proceeds	$ 98,167,633